Earnings per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings per Share
(13)	Earnings per Share

Stock Dividend On July 1, 2015, the Company paid a special stock dividend of four percent to common shareholders of record at the close of business on June 15, 2015. For all periods presented, share information, including basic and diluted earnings per share, has been adjusted retroactively to reflect this change.

Preferred Stock On December 19, 2008, the Company announced its participation in the U.S. Treasury Department’s Capital Purchase Program (CPP), a voluntary program that provides capital to financially healthy banks. Participation in this program included the Company’s issuance of 30,255 shares of senior preferred stock (with a par value of $1,000 per share) and a ten year warrant to purchase approximately 287,133 shares of common stock. On May 9, 2012, the Company redeemed 12,000 of the 30,255 shares of preferred stock issued under the U.S. Treasury’s CPP program for a total purchase price of $12.1 million, and on May 15, 2013, the remaining 18,255 shares were redeemed for a total purchase price of $18.5 million.

On June 11, 2013, the common stock warrant issued under the U.S. Treasury Department’s CPP program was repurchased by the Company for a total purchase price of $540,000, or $1.88 per warrant share. The purchase price was based on the fair market value of the warrant as agreed upon by the Company and the Treasury. The repurchase of the warrant ended the Company’s participation in the U.S. Treasury Department’s CPP.

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share gives effect to all dilutive potential common shares that were outstanding during the year.

Presented below is a summary of the components used to calculate basic and diluted earnings per common share, which have been restated for all stock dividends.

	2015	2014	2013
Basic earnings per common share:
Net income	$8,599	$7,654	$4,974
Less preferred stock dividends and accretion of discount	0	0	615
Net income available to common shareholders	$8,599	$7,654	$4,359
Basic earnings per share	$1.58	$1.41	$0.80
Diluted earnings per common share:
Net income	$8,599	$7,654	$4,974
Less preferred stock dividends and accretion of discount	0	0	615
Net income available to common shareholders	$8,599	$7,654	$4,359
Average shares outstanding	5,443,284	5,443,344	5,443,344
Effect of dilutive stock options	0	0	0
Average shares outstanding including dilutive stock options	5,443,284	5,443,344	5,443,344
Diluted earnings per share	$1.58	$1.41	$0.80

Under the treasury stock method, outstanding stock options are dilutive when the average market price of the Company’s common stock, when combined with the effect of any unamortized compensation expense, exceeds the option price during the period, except when the Company has a loss from continuing operations available to common shareholders. In addition, proceeds from the assumed exercise of dilutive options along with the related tax benefit are assumed to be used to repurchase common shares at the average market price of such stock during the period.

The following options to purchase shares during the years ended December 31, 2015, 2014 and 2013 were not included in the respective computations of diluted earnings per share because the exercise price of the option, when combined with the effect of the unamortized compensation expense, was greater than the average market price of the common shares and were considered anti-dilutive.

	2015	2014	2013
Anti-dilutive shares - option shares	62,745	100,361	131,366
Anti-dilutive shares - warrant shares	0	0	0
Total anti-dilutive shares	62,745	100,361	131,366

Repurchase Program On August 6, 2015, the Board of Directors authorized a share repurchase plan to purchase through open market transactions $2.0 million market value of the Company’s common stock. During 2016, the Company repurchased 2,155 shares of common stock pursuant to the plan at an average price of $15.39 per share.

The table below shows activity in the outstanding shares of the Company's common stock during the past three years. Shares in the table below are presented on a historical basis and have not been restated for the annual 4% stock dividends.

	Number of shares
	December 31
	2015	2014	2013
Outstanding, beginning of year	5,233,986	5,032,679	4,839,114
Issuance of stock:
4% stock dividend	209,359	201,307	193,565
Purchase of treasury stock	(2,155)	0	0
Outstanding, end of year	5,441,190	5,233,986	5,032,679

Except as noted in the above table, all share and per share amounts in this note have been restated for the 4% common stock dividend distributed in 2015.